Staff numbers and costs (Tables)	12 Months Ended
Mar. 31, 2022
Staff numbers and costs
Schedule of average weekly number of staff, including executive director

	Year ended
	March 31,
	2022	2021	2020
Flight and cabin crew	15,289	13,806	15,653
Sales, operations, management and administration	1,958	1,896	2,289
Average	17,247	15,702	17,942

Schedule of aggregate payroll costs

The aggregate payroll costs of these persons were as follows:	Year ended
	March 31,
	2022	2021	2020
	€M	€M	€M
Staff and related costs	641.1	438.4	1,039.4
Social welfare costs	32.5	25.0	47.5
Other pension costs (a)	7.9	5.2	13.0
Share based payments (b)	8.6	3.6	7.0
	690.1	472.2	1,106.9

(a)	Costs in respect of defined-contribution benefit plans and other pension arrangements were €8m in 2022 (2021: €5m; 2020: €13m).

(b)	In the year ended March 31, 2022 the charge in the income statement of €9m for share based compensation comprises a charge for the fair value of various share options granted in prior periods and conditional shares granted under LTIP 2019 in fiscal year 2022, which are being recognized in the income statement in accordance with services rendered.